Vanguard Funds
Supplement Dated August 4, 2026, to the Prospectuses, Summary Prospectuses, and Statements of Additional Information
Effective immediately, the purchase and redemption fees, as applicable, for each Vanguard fund listed in the table below are eliminated. All references to purchase and redemption fees are hereby deleted in their entirety.
Impacted Funds
Vanguard Intermediate-Term Corporate Bond Index Fund	Vanguard International High Dividend Yield Index Fund
Vanguard Long-Term Corporate Bond Index Fund	Vanguard International Dividend Appreciation Index Fund
Vanguard Long-Term Bond Index Fund	Vanguard Emerging Markets Government Bond Index Fund
Vanguard Global ex-U.S. Real Estate Index Fund

In addition, the 0.50% purchase fee for Vanguard Extended Duration Treasury Index Fund (the “Fund”) has been reduced to 0.25%. All references to the Fund’s purchase fee are hereby updated to reflect the 0.25% fee.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS PRF 082026

Vanguard Funds

Supplement Dated August 4, 2026, to the Prospectuses, Summary Prospectuses, and Statements of Additional Information

Effective immediately, the purchase and redemption fees, as applicable, for each Vanguard fund listed in the table below are eliminated. All references to purchase and redemption fees are hereby deleted in their entirety.

Impacted Funds

Vanguard Intermediate-Term Corporate Bond Index Fund	Vanguard International High Dividend Yield Index Fund
Vanguard Long-Term Corporate Bond Index Fund	Vanguard International Dividend Appreciation Index Fund
Vanguard Long-Term Bond Index Fund	Vanguard Emerging Markets Government Bond Index Fund
Vanguard Global ex-U.S. Real Estate Index Fund

In addition, the 0.50% purchase fee for Vanguard Extended Duration Treasury Index Fund (the “Fund”) has been reduced to 0.25%. All references to the Fund’s purchase fee are hereby updated to reflect the 0.25% fee.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI PRF 082026
Vanguard Marketing Corporation, Distributor.